Variable Interest Entities ("VIEs") - Schedule of Variable Interest Entities-Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
ASSETS
Restricted cash and short-term deposits	$ 92,025	$ 92,245
Liabilities
Current portion of long-term debt and short-term debt	(345,930)	(342,566)
Long-term debt	(1,076,469)	(874,164)
VIE debt
ASSETS
Restricted cash and short-term deposits	17,463	18,085
Liabilities
Total debt	(330,128)	(393,193)
Current portion of long-term debt and short-term debt	(281,647)	(299,576)
Long-term debt	$ (48,481)	$ (93,617)